RESQ Strategic Income Fund

Class A Shares RQIAX

Class I Shares RQIIX

Class C Shares RQICX

RESQ Dynamic Allocation Fund

Class A Shares RQEAX

Class I Shares RQEIX

Class C Shares RQECX

(each a series of Northern Lights Fund Trust III)

Supplement dated June 2, 2020 to the Prospectus dated February 1, 2020

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Effective immediately, RESQ Investment Partners, LLC, (the “Adviser”), has agreed to reduce the management fee of the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund (each a “Fund” and collectively the “Funds”) from 1.45% to 1.20%. Accordingly, the following sections of the Prospectus are revised as follows:

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary – RESQ Strategic Income Fund” section on page 1 of the Prospectus:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on purchases	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.40%	None	1.00%
Other Expenses	0.72%	0.72%	0.72%
Acquired Fund Fees and Expenses(1)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	2.55%	2.15%	3.15%
Fee Waiver(2)	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver	2.43%	2.03%	3.03%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund’s adviser, RESQ Investment Partners, LLC (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2021, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes;

and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$709	$1,220	$1,756	$3,215
I	$206	$661	$1,143	$2,473
C	$306	$960	$1,639	$3,449

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary – RESQ Dynamic Allocation Fund” section on page 6 of the Prospectus:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.40%	None	1.00%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	2.54%	2.14%	3.14%
Fee Waiver(2)	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver	2.50%	2.10%	3.10%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)   The Fund’s adviser, RESQ Investment Partners, LLC (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2021, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$814	$1,316	$1,844	$3,282
I	$213	$666	$1,146	$2,469
C	$313	$965	$1,641	$3,445

In addition, the second paragraph of the “Investment Adviser” subsection of the section entitled “Management of the Funds” on page 17 of the Prospectus has been replaced with the following:

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.20% of each Fund’s average daily net assets beginning June 2, 2020. From each Fund’s commencement date until January 31, 2016, the Adviser received an annual advisory fee equal to 1.77%. From February 1, 2016 until June 1, 2020, the Adviser received an annual advisory fee equal to 1.45%. The Adviser has contractually agreed to waive management fees and to make payments to limit each Fund’s expenses, at least until January 31, 2021 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. From the Funds’ inception through February 1, 2018, the expense limitation was set at 2.35% for Class A shares, 1.95% for Class I shares and 2.95% for Class C shares. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Funds’ semi-annual shareholder report dated March 31, 2019. During the fiscal year ended September 30, 2019, the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund paid 1.08% and 1.16% of their average net assets to the Adviser, respectively, after fee waivers.

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You should read this Supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information dated February 1, 2020. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-877-940-2526.

Please retain this Supplement for future reference.